UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS
SCHEDULE OF INVESTMENTS (UNAUDITED)                        AIG MONEY MARKET FUND
JANUARY 31, 2008
================================================================================
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     Face
    Amount                                      Value
     (000)                                      (000)
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COMMERCIAL PAPER (A) (20.1%)
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BANKS (20.1%)
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             Banco Bilbao Vizcaya Argentaria
               Puerto Rico
   $ 56,413          3.150%, 02/01/08         $   56,413
             Bank of America
     40,000          4.200%, 02/12/08             39,948
             Lehman Brothers Holdings
     50,000          3.040%, 02/01/08             50,000
             Merrill Lynch
     50,000          3.310%, 02/25/08             49,890
             Swedbank
     50,000          5.145%, 02/29/08             49,800
             UBS Finance Delaware
     50,000          3.020%, 02/01/08             50,000
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                                                 296,051
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           TOTAL COMMERCIAL PAPER
             (Cost $296,051)                     296,051
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CERTIFICATES OF DEPOSIT (8.2%)
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BANKS (8.2%)
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             Bank of Scotland
     50,000          3.250%, 02/25/08             50,000
             Credit Suisse First Boston
     20,000          5.405%, 06/09/08             20,000
             Rabobank Netherlands
     50,000          3.200%, 03/03/08             50,000
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                                                 120,000
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           TOTAL CERTIFICATES OF DEPOSIT
             (Cost $120,000)                     120,000
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TIME DEPOSITS (7.1%)
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             Societe Generale
     60,000          3.500%, 02/01/08             60,000
             Svenska Handelsbanken
     44,240          3.200%, 02/01/08             44,240
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           TOTAL TIME DEPOSITS
             (Cost $104,240)                     104,240
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     Face
    Amount                                        Value
     (000)                                        (000)
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REPURCHASE AGREEMENTS (64.6%)
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   $200,000  Abbey National North America LLC
             2.850%, dated 01/31/08, to be
             repurchased on 02/01/08,
             repurchase price $200,015,833
             (collateralized by various U.S.  $  200,000
             Government obligations, ranging
             in par value $16,000,000-
             $40,000,000, 2.875%-5.250%,
             02/12/08- 12/14/18; with total
             market value $204,000,688)

    200,000  Barclays Capital PLC
             2.850%, dated 01/31/08, to be
             repurchased on 02/01/08,
             repurchase price $200,015,833
             (collateralized by various U.S.     200,000
             Government obligations, ranging
             in par value $89,315,000 -
             $109,003,000, 5.000%-5.500%,
             01/16/09- 10/03/12; with total
             market value $204,004,746)

    200,000  Deutsche Bank
             2.850%, dated 01/31/08, to be
             repurchased on 02/01/08,
             repurchase price $200,015,833
             (collateralized by various U.S.     200,000
             Government obligations, ranging
             in par value $3,502,000-
             $70,373,000, 4.875%-6.125%,
             05/14/10- 04/01/36; with total
             market value $204,000,288)

SCHEDULE OF INVESTMENTS (UNAUDITED)                        AIG MONEY MARKET FUND
JANUARY 31, 2008
================================================================================
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     Face
    Amount                                        Value
     (000)                                        (000)
--------------------------------------------------------------------------------
   $150,000  JPMorgan Chase
             2.900%, dated 01/31/08, to be
             repurchased on 02/01/08,
             repurchase price $150,012,083
             (collateralized by various U.S.  $  150,000
             Government obligations, ranging
             in par value $178,000-
             $45,000,000, 4.250%-5.600%,
             09/02/08- 10/15/15; with total
             market value $153,003,518)

    200,000  UBS
             2.800%, dated 01/31/08, to be
             repurchased on 02/01/08,
             repurchase price $200,015,556
             (collateralized by various U.S.     200,000
             Government obligations, ranging
             in par value $3,000-$103,651,000,
             0.000%-6.250%, 09/02/08-
             11/15/28; with total market
             value $204,000,960)
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           TOTAL REPURCHASE AGREEMENTS
             (Cost $950,000)                     950,000
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           TOTAL INVESTMENTS (100.0%)
             (Cost $1,470,291) +              $1,470,291
================================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $1,470,949 (000).
LLC -- LIMITED LIABILITY COMPANY
PLC -- PUBLIC LIMITED COMPANY

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO
BOOK COST

(A) -- THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AIG-QH-001-0800.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.